Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance Table

					Value of Initial Fixed $100 Investment Based On:		Stated in Millions

Fiscal Year (a)	Summary Compensation Table Total for CEO(1) ($) (b)	Compensation Actually Paid to CEO(2) ($) (c)	Average Summary Compensation Table Total for Non-CEO NEOs(3) ($) (d)	Average Compensation Actually Paid to Non-CEO NEOs(4) ($) (e)	Carpenter Technology TSR(5) ($) (f)	Peer Group TSR(6) ($) (g)	Net Income (Loss)(7) ($) (h)	Adjusted Operating Income (Loss)(8) ($) (i)

2025	8,416,878	51,388,770	2,456,349	10,494,046	1,249	139	376	525

2024	7,323,374	26,232,397	2,108,314	5,398,873	255	155	187	354

2023	6,432,797	16,151,965	1,578,747	3,196,820	120	153	56	133

2022	4,814,008	1,682,799	1,253,777	752,362	83	147	(49)	(4)

2021	5,019,390	9,304,822	1,306,967	1,947,116	136	210	(230)	(106)

(1)
Column (b) reflects compensation amounts reported in the Summary Compensation Table (“SCT”) for our CEO, Tony Thene, for the respective years shown.
(2)
CAP reflects column (b), with certain adjustments as detailed in the table below, in accordance with SEC rules. The dollar amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s CEO during the applicable year. For information regarding the decisions made by our Human Capital Management Committee with regard to the CEO’s compensation for each fiscal year, please see the CD&A section of the Proxy Statements reporting pay for the fiscal years covered in the table above.

Executive Compensation • Pay versus Performance Table

Fiscal Year	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

CEO	T. Thene	T. Thene	T. Thene	T. Thene	T. Thene

SCT Total Compensation	8,416,878	7,323,374	6,432,797	4,814,008	5,019,390

Minus stock and option award values reported in the SCT for the covered fiscal year	(4,500,080)	(4,000,077)	(3,785,070)	(3,285,016)	(2,900,812)

Plus Fair Value (“FV”) for stock and option awards granted in the covered fiscal year	9,882,586	8,677,531	6,512,582	2,566,045	5,262,546

Change in FV of stock and option awards from prior fiscal years that vested in the covered fiscal year	20,716,032	6,436,255	3,587,119	(472,703)	651,157

Change in FV of outstanding unvested stock and option awards from prior fiscal years	16,873,354	7,795,314	3,404,537	(1,939,535)	1,272,541

Less FV of stock and option awards forfeited during the covered fiscal year	0	0	0	0	0

Less aggregate change in actual present value of accumulated benefits under pension plans	0	0	0	0	0

Plus aggregate service costs and prior service costs for pension plans	0	0	0	0	0

Compensation Actually Paid	51,388,770	26,232,397	16,151,965	1,682,799	9,304,822

Equity Valuations for CEO and Non-CEO NEOs: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made using stock option fair values as of each measurement date using 1) the stock price as of the measurement date, and 2) updated assumptions (i.e., term, volatility, dividend yield, and risk-free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values are calculated using the stock price as of the grant date, assuming target performance. Adjustments have been made using the stock price and estimated attainment as of the measurement date. Time-based restricted stock unit grant date fair values are calculated using the stock price as of the grant date. Adjustments have been made using the stock price as of the measurement date.

Executive Compensation • Pay versus Performance Table

(3) The dollar amounts shown reflect the average of the compensation amounts reported in the SCT for the following non-CEO NEOs for each respective fiscal year shown:

▪
Fiscal year 2025: Timothy Lain, Brian J. Malloy, James D. Dee, and Marshall D. Akins
▪
Fiscal year 2024: Timothy Lain, Brian J. Malloy, James D. Dee, and Marshall D. Akins
▪
Fiscal year 2023: Timothy Lain, Brian J. Malloy, James D. Dee, and David Graf
▪
Fiscal year 2022: Timothy Lain, Brian J. Malloy, James D. Dee, and David Graf
▪
Fiscal year 2021: Timothy Lain, Brian J. Malloy, James D. Dee, and Joseph E. Haniford

(4) CAP reflects column (d), with certain adjustments as detailed in the table below, in accordance with SEC rules. The dollar amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not necessarily reflect compensation actually earned, realized or received by the Company’s non-CEO NEOs during the applicable year. For information regarding the decisions made by our Human Capital Management Committee with regard to the non-CEO NEOs’ compensation for each fiscal year, please see the CD&A sections of the Proxy Statements reporting pay for the fiscal years covered in the table above.

Fiscal Year	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Non-CEO NEOs	See (3) above	See (3) above	See (3) above	See (3) above	See (3) above

SCT Total Compensation	2,456,349	2,108,314	1,578,747	1,253,777	1,306,967

Minus stock and option award values reported in the SCT for the covered fiscal year	(962,613)	(875,068)	(625,016)	(593,780)	(495,029)

Plus FV for stock and option awards granted in the covered fiscal year	2,113,984	1,898,320	1,075,403	463,822	898,062

Change in FV of stock and option awards from prior fiscal years that vested in the covered fiscal year	3,372,425	1,016,301	566,477	(69,370)	76,664

Change in FV of outstanding unvested stock and option awards from prior fiscal years	3,530,631	1,258,291	601,209	(302,087)	161,197

Less FV of stock and option awards forfeited during the covered fiscal year	0	0	0	0	0

Less aggregate change in actual present value of accumulated benefits under pension plans	(17,531)	(8,083)	0	0	(745)

Plus aggregate service costs and prior service costs for pension plans	801	798	0	0	0

Compensation Actually Paid	10,494,046	5,398,873	3,196,820	752,362	1,947,116

(5) Reflects the five-year cumulative TSR of Carpenter Technology Corporation for the measurement periods ending on June 30 of each of 2025, 2024, 2023, 2022 and 2021, respectively. TSR represents the cumulative investment return of an initial fixed $100 investment in the company’s common stock, assuming reinvestment of all dividends. The company’s TSR as reflected in the table above may not be indicative of future performance.

(6) Reflects the five-year cumulative TSR of the Russell Index (“Peer Group TSR”) for the measurement periods ending on June 30 of each of 2025, 2024, 2023, 2022 and 2021. Peer Group TSR represents the cumulative investment return of an initial fixed $100 investment in the Russell Index, assuming reinvestment of all dividends.

(7) Reflects Net Income (Loss) reported in the Company’s Consolidated Statements of Operations included in the Company’s Annual Report on Form 10-K for each of the fiscal years ended June 30, 2025, 2024, 2023, 2022 and 2021.

(8) Company-selected measure is Adjusted Operating Income (Loss), which is Net Sales minus Operating Expenses (includes cost of sales, and selling, general and administrative expenses), excluding special items.

Company Selected Measure Name	Adjusted Operating Income (Loss)
Named Executive Officers, Footnote
▪
Fiscal year 2025: Timothy Lain, Brian J. Malloy, James D. Dee, and Marshall D. Akins
▪
Fiscal year 2024: Timothy Lain, Brian J. Malloy, James D. Dee, and Marshall D. Akins
▪
Fiscal year 2023: Timothy Lain, Brian J. Malloy, James D. Dee, and David Graf
▪
Fiscal year 2022: Timothy Lain, Brian J. Malloy, James D. Dee, and David Graf
▪
Fiscal year 2021: Timothy Lain, Brian J. Malloy, James D. Dee, and Joseph E. Haniford

Peer Group Issuers, Footnote	Peer Group TSR represents the cumulative investment return of an initial fixed $100 investment in the Russell Index, assuming reinvestment of all dividends.
PEO Total Compensation Amount	$ 8,416,878	$ 7,323,374	$ 6,432,797	$ 4,814,008	$ 5,019,390
PEO Actually Paid Compensation Amount	$ 51,388,770	26,232,397	16,151,965	1,682,799	9,304,822
Adjustment To PEO Compensation, Footnote
(2)
CAP reflects column (b), with certain adjustments as detailed in the table below, in accordance with SEC rules. The dollar amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s CEO during the applicable year. For information regarding the decisions made by our Human Capital Management Committee with regard to the CEO’s compensation for each fiscal year, please see the CD&A section of the Proxy Statements reporting pay for the fiscal years covered in the table above.

Executive Compensation • Pay versus Performance Table

Fiscal Year	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

CEO	T. Thene	T. Thene	T. Thene	T. Thene	T. Thene

SCT Total Compensation	8,416,878	7,323,374	6,432,797	4,814,008	5,019,390

Minus stock and option award values reported in the SCT for the covered fiscal year	(4,500,080)	(4,000,077)	(3,785,070)	(3,285,016)	(2,900,812)

Plus Fair Value (“FV”) for stock and option awards granted in the covered fiscal year	9,882,586	8,677,531	6,512,582	2,566,045	5,262,546

Change in FV of stock and option awards from prior fiscal years that vested in the covered fiscal year	20,716,032	6,436,255	3,587,119	(472,703)	651,157

Change in FV of outstanding unvested stock and option awards from prior fiscal years	16,873,354	7,795,314	3,404,537	(1,939,535)	1,272,541

Less FV of stock and option awards forfeited during the covered fiscal year	0	0	0	0	0

Less aggregate change in actual present value of accumulated benefits under pension plans	0	0	0	0	0

Plus aggregate service costs and prior service costs for pension plans	0	0	0	0	0

Compensation Actually Paid	51,388,770	26,232,397	16,151,965	1,682,799	9,304,822

Non-PEO NEO Average Total Compensation Amount	$ 2,456,349	2,108,314	1,578,747	1,253,777	1,306,967
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,494,046	5,398,873	3,196,820	752,362	1,947,116
Adjustment to Non-PEO NEO Compensation Footnote	CAP reflects column (d), with certain adjustments as detailed in the table below, in accordance with SEC rules. The dollar amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not necessarily reflect compensation actually earned, realized or received by the Company’s non-CEO NEOs during the applicable year. For information regarding the decisions made by our Human Capital Management Committee with regard to the non-CEO NEOs’ compensation for each fiscal year, please see the CD&A sections of the Proxy Statements reporting pay for the fiscal years covered in the table above.

Fiscal Year	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Non-CEO NEOs	See (3) above	See (3) above	See (3) above	See (3) above	See (3) above

SCT Total Compensation	2,456,349	2,108,314	1,578,747	1,253,777	1,306,967

Minus stock and option award values reported in the SCT for the covered fiscal year	(962,613)	(875,068)	(625,016)	(593,780)	(495,029)

Plus FV for stock and option awards granted in the covered fiscal year	2,113,984	1,898,320	1,075,403	463,822	898,062

Change in FV of stock and option awards from prior fiscal years that vested in the covered fiscal year	3,372,425	1,016,301	566,477	(69,370)	76,664

Change in FV of outstanding unvested stock and option awards from prior fiscal years	3,530,631	1,258,291	601,209	(302,087)	161,197

Less FV of stock and option awards forfeited during the covered fiscal year	0	0	0	0	0

Less aggregate change in actual present value of accumulated benefits under pension plans	(17,531)	(8,083)	0	0	(745)

Plus aggregate service costs and prior service costs for pension plans	801	798	0	0	0

Compensation Actually Paid	10,494,046	5,398,873	3,196,820	752,362	1,947,116

Equity Valuation Assumption Difference, Footnote

Equity Valuations for CEO and Non-CEO NEOs: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made using stock option fair values as of each measurement date using 1) the stock price as of the measurement date, and 2) updated assumptions (i.e., term, volatility, dividend yield, and risk-free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values are calculated using the stock price as of the grant date, assuming target performance. Adjustments have been made using the stock price and estimated attainment as of the measurement date. Time-based restricted stock unit grant date fair values are calculated using the stock price as of the grant date. Adjustments have been made using the stock price as of the measurement date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	*Reflects Adjusted Operating Income (Loss) used for bonus attainment purposes.
Total Shareholder Return Vs Peer Group
Tabular List, Table

Measure	Nature	Explanation

Adjusted Operating Income	Financial	Net Sales minus Operating Expenses (includes cost of sales, and selling, general, and administrative expenses), excluding specials items.

Adjusted Free Cash Flow	Financial	Cash flows provided from operating activities, less:
▶ cash paid for purchases of property, plant, equipment and software and acquisitions of businesses;
plus:
▶ cash received from the disposal of property, plant and equipment.

Adjusted EBITDA	Financial	Earnings before interest, taxes, depreciation, and amortization adjusted for special items.

Safety	Non-Financial

Emphasizes that our employees’ safety is our top priority. The metric is composed of closed hand and strains/sprains intensity-related actions during the current fiscal year and their improvement rate relative to the prior fiscal year. TCIR is used as a modifier for the safety metric.

Total Shareholder Return Amount	$ 1,249	255	120	83	136
Peer Group Total Shareholder Return Amount	139	155	153	147	210
Net Income (Loss)	$ 376,000,000	$ 187,000,000	$ 56,000,000	$ (49,000,000)	$ (230,000,000)
Company Selected Measure Amount	525,000,000	354,000,000	133,000,000	(4,000,000)	(106,000,000)
PEO Name	Tony Thene
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Safety
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,500,080)	(4,000,077)	(3,785,070)	(3,285,016)	(2,900,812)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,882,586	8,677,531	6,512,582	2,566,045	5,262,546
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,873,354	7,795,314	3,404,537	(1,939,535)	1,272,541
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,716,032	6,436,255	3,587,119	(472,703)	651,157
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,531)	(8,083)	0	0	(745)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	801	798	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(962,613)	(875,068)	(625,016)	(593,780)	(495,029)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,113,984	1,898,320	1,075,403	463,822	898,062
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,530,631	1,258,291	601,209	(302,087)	161,197
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,372,425	1,016,301	566,477	(69,370)	76,664
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0